Stock-Based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Stock-Based Compensation [Abstract]
Stock-based Compensation
7.	Stock-based Compensation

Legacy Lomond Stock Plan

Legacy Lomond’s board of directors adopted, and its stockholder approved, the Legacy Lomond Stock Plan in September 2024 (“the Legacy Lomond Plan”). The Legacy Lomond Plan was terminated in connection with the closing of the Merger. As of September 19, 2024, Legacy Lomond reserved 4,329,617 shares of its common stock for issuance under the Legacy Lomond Plan. Immediately prior to the consummation of the Merger, 4,329,617 options were outstanding under the Legacy Lomond Plan at an exercise price of $1.30 per share. These options to purchase an aggregate of 4,329,617 shares of Legacy Lomond common stock at an exercise price of $1.30 per share issued and outstanding immediately prior to the closing of the Merger under the Legacy Lomond Plan were assumed and converted into options to purchase 4,329,617 shares of the Company’s common stock at an exercise price of $1.30 per share.

2024 Stock Plan and Grant of Options

Pursuant to the Merger Agreement and upon the closing of the Merger, the Company adopted the 2024 Equity Incentive Plan (the “2024 Plan”), which provides for the issuance of incentive awards of stock options, restricted stock awards, restricted stock units, stock appreciation rights, performance awards, cash awards, and stock bonus awards. The Company reserved 1,759,608 shares for future issuance under the 2024 Plan. The number of shares of common stock that may be issued under the 2024 Plan is equal to the sum of (x) 1,759,608 shares, plus (y) up to 4,329,617 shares subject to awards granted under the Legacy Lomond Plan that were outstanding on the date of the Merger and that are subsequently forfeited, expire or lapse unexercised or unsettled or are reacquired by the Company. Further, the number of shares reserved for issuance under our 2024 Plan will increase automatically on January 1 of each of 2026 through 2034 by the number of shares equal to the lesser of 5% of the total number of outstanding shares of the Company’s common stock as of the immediately preceding December 31, or a number as may be determined by the Company’s board of directors. As of March 31, 2025, 1,759,608 shares were available for future grant. Option grants issued under the 2024 Plan are exercisable for up to 10 years from the date of issuance. The Company’s options have various vesting schedules, ranging from vesting immediately to vesting over a four-year period, subject to the participant’s continued employment or service through the applicable vesting date. Certain grants allow for accelerated vesting if the Company is subject to a Change in Control (other than the Merger).

During the three months ended March 31, 2025, the Company recognized stock-based compensation related to the 2024 plan of $0.3 million as research and development expense and $0.3 million as general and administrative expense in the condensed consolidated statements of operations.

A summary of stock option activity for the three months ended March 31, 2025 is as follows:

Options Outstanding
Weighted Average
		Weighted-	Remaining
		Average	Contractual	Aggregate
	Number of	Exercise	Term	Intrinsic
	Shares	Price	(in years)	Value
Balance, January, 1 2025	4,329,617	$1.30	9.72	—
Granted	—	$—	—	—
Forfeitures/adjustments	—	$—	—	—
Expired	—	$—	—	—
Balance, March 31, 2025	4,329,617	$1.30	9.48	$11,689,966
Exercisable at March 31, 2025	360,801	$1.30	9.48	$974,164

The Company accounts for all stock-based payments made to employees, non-employees and directors under the 2024 Plan using an option pricing model for estimating fair value. Accordingly, stock-based compensation expense is measured based on the estimated fair value of the awards on the date of grant. Compensation expense is recognized for the portion that is ultimately expected to vest over the period during which the recipient renders the required services to the Company using the straight-line single option method.

The Company uses the Black-Scholes option-pricing model to estimate the fair value of stock options at the grant date. The Black-Scholes model requires the Company to make certain estimates and assumptions, assumptions related to the expected price volatility of the common stock, the period during which the options will be outstanding, the rate of return on risk-free investments and the expected dividend yield for the Company’s stock.

As of March 31, 2025, there was $8.5 million of unrecognized compensation expense related to the unvested stock options which is expected to be recognized over a weighted-average period of approximately 3.6 years.

During the year ended December 31, 2020, the Company issued 539,796 option awards to non-employee consultants for services to be performed for Legacy Lomond. Option awards granted generally vest based on a specific vesting schedule as agreed upon by the optionee and the Company and generally expire 10 years after the grant date.

In connection with the Eilean Transaction in July 2022, the existing option awards granted by the Company were cancelled and replaced with common units (the “units”) in Eilean. The units granted generally vest (i) on the date of grant, (ii) 50% on the date of grant, with the remaining 50% vesting over 24 months in equal monthly installments as services are provided, or (iii) over 48 months in equal monthly installments.

The replacement of the option awards with units was evaluated as a modification. The fair value of the option awards was in excess of the grant date fair value of the units. As such, there was no incremental compensation costs related to the units to be recorded. The Company recognized $25,000 at the grant date of the units related to the portion of the units that became fully vested at such time.

The Company’s officer consultants serve in a consulting role to the company under individual consulting agreements entered in 2024, whereby the officer consultants allocate approximately 30% of their time to the Company. The Company recognizes the allocated percentage of share-based compensation for units in Eilean issued to its officer consultants in its condensed consolidated statements of operations. Refer to Note 6 for additional information.

9.	Stock-based Compensation

Legacy Lomond Stock Plan

Legacy Lomond’s board of directors adopted, and its stockholder approved, the Legacy Lomond Stock Plan in September 2024 (“the Legacy Lomond Plan”). The Legacy Lomond Plan was terminated in connection with the closing of the Merger. As of September 19, 2024, Legacy Lomond reserved 4,329,617 shares of its common stock for issuance under the Legacy Lomond Plan. Immediately prior to the consummation of the Merger, 4,329,617 options were outstanding under the Legacy Lomond Plan at an exercise price of $1.30 per share. These options to purchase an aggregate of 4,329,617 shares of Legacy Lomond common stock at an exercise price of $1.30 per share issued and outstanding immediately prior to the closing of the Merger under the Legacy Lomond Plan were assumed and converted into options to purchase 4,329,617 shares of the Company’s common stock at an exercise price of $1.30 per share.

2024 Stock Plan and Grant of Options

Pursuant to the Merger Agreement and upon the closing of the Merger, the Company adopted the 2024 Equity Incentive Plan (the “2024 Plan”), which provides for the issuance of incentive awards of stock options, restricted stock awards, restricted stock units, stock appreciation rights, performance awards, cash awards, and stock bonus awards. The Company reserved 1,759,608 shares for future issuance under the 2024 Plan. The number of shares of common stock that may be issued under the 2024 Plan is equal to the sum of (x) 1,759,608 shares, plus (y) up to 4,329,617 shares subject to awards granted under the Legacy Lomond Plan that were outstanding on the date of the Merger and that are subsequently forfeited, expire or lapse unexercised or unsettled or are reacquired by the Company. Further, the number of shares reserved for issuance under our 2024 Plan will increase automatically on January 1 of each of 2026 through 2034 by the number of shares equal to the lesser of 5% of the total number of outstanding shares of the Company’s common stock as of the immediately preceding December 31, or a number as may be determined by the Company’s board of directors. As of December 31, 2024, 1,759,608 shares were available for future grant. Option grants issued under the 2024 Plan are exercisable for up to 10 years from the date of issuance. The Company’s options have various vesting schedules, ranging from vesting immediately to vesting over a four-year period, subject to the participant’s continued employment or service through the applicable vesting date. Certain grants allow for accelerated vesting if the Company is subject to a Change in Control (other than the Merger).

During the year ended December 31, 2024, the Company recognized stock-based compensation related to the 2024 plan of $0.2 million as research and development expense and $0.2 million as general and administrative expense in the consolidated statements of operations.

A summary of stock option activity for the twelve months ended December 31, 2024 is as follows:

Options Outstanding
Weighted Average
		Weighted-	Remaining
		Average	Contractual	Aggregate
	Number	Exercise	Term	Intrinsic
	of Shares	Price	(in years)	Value
Balance, December 31, 2023	—	$—	—	—
Granted	4,329,617	$1.30	—	—
Forfeitures/adjustments	—	$—	—	—
Expired	—	$—	—	—
Balance, December 31, 2024	4,329,617	$1.30	9.72	$11,689,966
Exercisable at December 31, 2024	90,200	$1.30	9.72	$243,541

The Company accounts for all stock-based payments made to employees, non-employees and directors under the 2024 Plan using an option pricing model for estimating fair value. Accordingly, stock-based compensation expense is measured based on the estimated fair value of the awards on the date of grant. Compensation expense is recognized for the portion that is ultimately expected to vest over the period during which the recipient renders the required services to the Company using the straight-line single option method.

The Company uses the Black-Scholes option-pricing model to estimate the fair value of stock options at the grant date. The Black-Scholes model requires the Company to make certain estimates and assumptions, assumptions related to the expected price volatility of the common stock, the period during which the options will be outstanding, the rate of return on risk-free investments and the expected dividend yield for the Company’s stock.

As of December 31, 2024, there was $9.1 million of unrecognized compensation expense related to the unvested stock options which is expected to be recognized over a weighted-average period of approximately 3.8 years.

The weighted-average assumptions underlying the Black-Scholes calculation of grant date fair value include the following:

Year Ended December 31, 2024
Risk-free interest rate	3.55%
Expected volatility	103.8%
Expected term	6.08 years
Expected dividend yield	— %
Weighted average grant date fair value per option	$2.20

During the year ended December 31, 2020, the Company issued 539,796 option awards to non-employee consultants for services to be performed for Legacy Lomond. Option awards granted generally vest based on a specific vesting schedule as agreed upon by the optionee and the Company and generally expire 10 years after the grant date.

In connection with the Eilean Transaction in July 2022, the existing option awards granted by the Company were cancelled and replaced with common units (the “units”) in Eilean. The units granted generally vest (i) on the date of grant, or (ii) 50% on the date of grant, with the remaining 50% vesting over 24 months in equal monthly installments as services are provided.

The replacement of the option awards with units was evaluated as a modification. The fair value of the option awards was in excess of the grant date fair value of the units. As such, there was no incremental compensation costs related to the units to be recorded. The Company recognized $25,000 at the grant date of the units related to the portion of the units that became fully vested at such time.

The Company’s Chief Executive Office and Chairman, and President and Chief Operating Officer (“officer consultants”) serve in a consulting role to the company under individual consulting agreements entered in 2024, whereby the officer consultants allocate approximately 30% (“the allocated percentage”) of their time to the Company. The Company recognizes the allocated percentage of share-based compensation for units in Eilean issued to its officer consultants in its consolidated statements of operations. During the year ended December 31, 2024, the Company recognized share-based compensation related to Eilean units of $25,458 as research and development expense and $50,434 as general and administrative expense in the consolidated statements of operations. Total share-based compensation related to Eilean units of $5,428 is included in the Company’s consolidated statements of operations as general and administrative expenses for the year ended December 31, 2023.